Schedule of Convertible Notes payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule of Convertible Notes payable:
Schedule of Convertible Notes payable

Convertible Notes payable consisted of the following as of June 30, 2014 and December 31, 2013:

Description	InterestRate	Maturity	June 30,2014	December31,2013
Notes payable	6%	November 19, 2017	$39,375	$388,875
Accrued interest			3,955	95,124
Unamortized debt discount			(26,690)	(302,480)
Total long-Term Convertible Notes Payable			$16,640	$181,519

Schedule of Convertible Notes payable.

Convertible Notes payable consisted of the following as of December 31, 2013:

Description	InterestRate	Maturity	December 31, 2013

Notes payable	6%	November 19, 2017	$388,875
Accrued interest			95,124
Unamortized debt discount			(302,480)
Total long-Term Convertible Notes Payable			$181,519